Schedule of Investments (unaudited)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 31.7%
360 DigiTech Inc.(a)	51,906	$527,365
360 Security Technology Inc., Class A	253,200	244,697
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	86,049	170,349
3SBio Inc.(b)	633,000	447,029
AAC Technologies Holdings Inc.(a)(c)	316,500	579,759
AECC Aviation Power Co. Ltd., Class A	85,491	568,716
Agricultural Bank of China Ltd., Class A	2,637,500	992,772
Agricultural Bank of China Ltd., Class H	14,348,000	4,095,396
Aier Eye Hospital Group Co. Ltd., Class A	221,164	746,601
Air China Ltd., Class A(c)	274,419	362,770
Air China Ltd., Class H(c)	848,000	590,154
Alibaba Group Holding Ltd.(c)	7,511,640	58,402,300
Alibaba Health Information Technology Ltd.(a)(c)	2,110,000	892,961
Alibaba Pictures Group Ltd.(a)(c)	6,330,000	233,962
A-Living Smart City Services Co. Ltd., Class A(b)	317,000	179,884
Aluminum Corp. of China Ltd., Class A	443,199	233,740
Aluminum Corp. of China Ltd., Class H	2,110,000	601,522
Angel Yeast Co. Ltd., Class A	22,798	112,782
Anhui Conch Cement Co. Ltd., Class A	147,780	490,060
Anhui Conch Cement Co. Ltd., Class H	617,500	1,589,403
Anhui Gujing Distillery Co. Ltd., Class A	22,735	612,384
Anhui Gujing Distillery Co. Ltd., Class B	42,200	497,756
Anhui Kouzi Distillery Co. Ltd., Class A	21,100	116,589
ANTA Sports Products Ltd.	590,800	5,194,087
Autohome Inc., ADR	37,558	981,015
AVIC Electromechanical Systems Co. Ltd., Class A	149,199	237,962
AVIC Industry-Finance Holdings Co. Ltd., Class A	464,200	191,982
AviChina Industry & Technology Co. Ltd., Class H	1,266,000	554,472
Baidu Inc.(c)	1,107,620	10,618,747
Bank of Beijing Co. Ltd., Class A	801,800	441,760
Bank of Chengdu Co. Ltd., Class A	168,800	313,660
Bank of China Ltd., Class A	1,097,200	450,332
Bank of China Ltd., Class H	39,246,000	12,640,240
Bank of Communications Co. Ltd., Class A	1,287,186	781,319
Bank of Communications Co. Ltd., Class H	4,220,100	2,059,066
Bank of Hangzhou Co. Ltd., Class A	211,060	348,345
Bank of Jiangsu Co. Ltd., Class A	569,700	537,861
Bank of Nanjing Co. Ltd., Class A	361,700	509,429
Bank of Ningbo Co. Ltd., Class A	232,125	753,644
Bank of Shanghai Co. Ltd., Class A	569,741	433,665
Baoshan Iron & Steel Co. Ltd., Class A	717,495	471,296
BBMG Corp., Class A	598,094	190,287
BeiGene Ltd., ADR(a)(c)	23,210	3,919,937
Beijing Capital International Airport Co. Ltd., Class H(c)	844,000	457,055
Beijing Dabeinong Technology Group Co. Ltd., Class A(c)	163,400	204,398
Beijing Enlight Media Co. Ltd., Class A	105,500	96,928
Beijing Enterprises Holdings Ltd.	211,000	535,286
Beijing Enterprises Water Group Ltd.	2,270,000	476,923
Beijing New Building Materials PLC, Class A	63,926	173,128
Beijing Originwater Technology Co. Ltd., Class A	253,200	162,615
Beijing Shiji Information Technology Co. Ltd., Class A	89,628	154,794
Beijing Shunxin Agriculture Co. Ltd., Class A	21,100	58,988
Beijing Sinnet Technology Co. Ltd., Class A	64,999	76,824
Beijing Tiantan Biological Products Corp. Ltd., Class A	63,664	180,106
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	21,195	362,701
Security	Shares	Value

China (continued)
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,202,700	$732,090
Betta Pharmaceuticals Co. Ltd., Class A	21,100	131,369
BGI Genomics Co. Ltd., Class A	21,190	160,049
Bilibili Inc.(c)	94,608	843,089
BOC Aviation Ltd.(b)	105,700	707,337
BOE Technology Group Co. Ltd., Class A	1,223,800	558,442
Bosideng International Holdings Ltd.	1,688,000	729,058
BYD Co. Ltd., Class A	63,350	2,133,745
BYD Co. Ltd., Class H	422,000	9,454,121
BYD Electronic International Co. Ltd.(a)	316,500	919,743
By-health Co. Ltd., Class A	63,300	151,432
Caitong Securities Co. Ltd., Class A	222,208	216,987
CanSino Biologics Inc., Class H(a)(b)	42,200	392,347
CGN Power Co. Ltd., Class H(b)	5,494,000	1,112,906
Changchun High & New Technology Industry Group Inc., Class A	21,100	467,034
Changjiang Securities Co. Ltd., Class A	338,400	241,018
Chaozhou Three-Circle Group Co. Ltd., Class A	84,497	327,305
China Cinda Asset Management Co. Ltd., Class H	4,431,000	411,601
China CITIC Bank Corp. Ltd., Class H	4,431,200	1,670,374
China Coal Energy Co. Ltd., Class H	1,055,000	775,851
China Communications Services Corp. Ltd., Class H	1,266,000	353,257
China Conch Venture Holdings Ltd.	844,000	1,244,812
China Construction Bank Corp., Class A	358,700	261,220
China Construction Bank Corp., Class H	47,475,390	25,194,632
China CSSC Holdings Ltd., Class A	168,800	611,873
China Eastern Airlines Corp. Ltd., Class A(c)	358,795	235,381
China Energy Engineering Corp. Ltd.	970,600	302,968
China Everbright Bank Co. Ltd., Class A	1,329,300	493,304
China Everbright Bank Co. Ltd., Class H	1,477,000	381,885
China Everbright Environment Group Ltd.	1,899,370	631,826
China Evergrande Group(c)(d)	2,502,000	209,505
China Feihe Ltd.(b)	1,690,000	973,533
China Galaxy Securities Co. Ltd., Class A	141,551	174,383
China Galaxy Securities Co. Ltd., Class H	1,793,500	671,589
China Gas Holdings Ltd.	1,477,000	1,310,807
China Greatwall Technology Group Co. Ltd., Class A	105,500	160,661
China Hongqiao Group Ltd.	1,160,500	821,342
China International Capital Corp. Ltd., Class H(b)	844,000	1,172,923
China Jinmao Holdings Group Ltd.	2,954,000	391,384
China Jushi Co. Ltd., Class A	143,371	228,959
China Lesso Group Holdings Ltd.	633,000	513,773
China Life Insurance Co. Ltd., Class A	106,290	385,783
China Life Insurance Co. Ltd., Class H	3,589,000	3,913,649
China Literature Ltd.(b)(c)	211,000	569,249
China Longyuan Power Group Corp. Ltd., Class H	1,744,000	1,992,817
China Medical System Holdings Ltd.	633,000	691,821
China Meidong Auto Holdings Ltd.	422,000	554,245
China Mengniu Dairy Co. Ltd.	1,477,000	4,728,096
China Merchants Bank Co. Ltd., Class A	654,104	2,400,622
China Merchants Bank Co. Ltd., Class H	1,900,446	6,221,870
China Merchants Port Holdings Co. Ltd.	850,180	996,749
China Merchants Securities Co. Ltd., Class A	253,265	432,679
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	232,960	417,779
China Minsheng Banking Corp. Ltd., Class A	1,308,298	588,719
China Minsheng Banking Corp. Ltd., Class H	2,426,520	704,721
China National Building Material Co. Ltd., Class H	2,110,000	1,225,205
China National Chemical Engineering Co. Ltd., Class A	232,156	224,327
China National Nuclear Power Co. Ltd., Class A	654,100	538,542

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	126,600	$419,493
China Oilfield Services Ltd., Class H	992,000	1,116,713
China Overseas Land & Investment Ltd.	1,900,260	3,631,242
China Overseas Property Holdings Ltd.	1,055,000	663,983
China Pacific Insurance Group Co. Ltd., Class A	232,198	603,014
China Pacific Insurance Group Co. Ltd., Class H	1,266,000	2,040,783
China Petroleum & Chemical Corp., Class A	1,244,992	691,933
China Petroleum & Chemical Corp., Class H	12,238,000	4,850,242
China Power International Development Ltd.	2,744,000	792,986
China Railway Group Ltd., Class A	738,500	502,814
China Railway Group Ltd., Class H	1,899,000	825,713
China Resources Beer Holdings Co. Ltd.	848,000	4,001,326
China Resources Cement Holdings Ltd.	1,266,000	457,616
China Resources Gas Group Ltd.	443,100	1,134,854
China Resources Land Ltd.	1,689,555	5,286,251
China Resources Mixc Lifestyle Services Ltd.(b)	337,600	988,625
China Resources Power Holdings Co. Ltd.	844,000	1,226,393
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	42,273	314,522
China Ruyi Holdings Ltd.(a)(c)	2,532,000	397,162
China Shenhua Energy Co. Ltd., Class A	211,018	805,295
China Shenhua Energy Co. Ltd., Class H	1,689,000	4,436,762
China Southern Airlines Co. Ltd., Class A(c)	400,900	354,405
China Southern Airlines Co. Ltd., Class H(c)	844,000	435,710
China State Construction Engineering Corp. Ltd., Class A	1,287,100	832,568
China State Construction International Holdings Ltd.	844,000	759,253
China Suntien Green Energy Corp. Ltd., Class H	876,000	332,215
China Taiping Insurance Holdings Co. Ltd.	717,590	496,961
China Three Gorges Renewables Group Co. Ltd., Class A	907,300	690,014
China Tourism Group Duty Free Corp. Ltd., Class A	64,398	1,407,625
China Tower Corp. Ltd., Class H(b)	21,100,000	1,909,020
China Traditional Chinese Medicine Holdings Co. Ltd.	1,276,000	551,548
China United Network Communications Ltd., Class A	1,196,000	548,379
China Vanke Co. Ltd., Class A	337,607	622,492
China Vanke Co. Ltd., Class H	780,784	1,002,001
China Yangtze Power Co. Ltd., Class A	696,348	1,927,719
China Zheshang Bank Co. Ltd., Class A(c)	886,200	333,496
Chinasoft International Ltd.	1,266,000	838,818
Chongqing Brewery Co. Ltd., Class A	22,796	271,387
Chongqing Changan Automobile Co. Ltd., Class A	274,478	422,550
Chongqing Fuling Zhacai Group Co. Ltd., Class A	42,200	129,638
Chongqing Zhifei Biological Products Co. Ltd., Class A	42,200	490,995
CIFI Holdings Group Co. Ltd.(a)	1,878,720	121,600
CITIC Ltd.	2,954,000	2,643,370
CITIC Securities Co. Ltd., Class A	337,602	792,638
CITIC Securities Co. Ltd., Class H	1,055,025	1,576,370
CMOC Group Ltd., Class A	822,900	466,178
CMOC Group Ltd., Class H	1,266,000	407,591
Contemporary Amperex Technology Co. Ltd., Class A	78,499	4,007,435
COSCO SHIPPING Holdings Co. Ltd., Class A	401,112	614,929
COSCO SHIPPING Holdings Co. Ltd., Class H	1,582,899	1,705,845
COSCO SHIPPING Ports Ltd.	844,000	416,211
Country Garden Holdings Co. Ltd.	3,798,838	489,638
Country Garden Services Holdings Co. Ltd.	1,055,000	922,097
CRRC Corp. Ltd., Class A	936,000	606,442
CRRC Corp. Ltd., Class H	2,717,000	823,801
CSC Financial Co. Ltd., Class A	147,799	477,166
Security	Shares	Value

China (continued)
CSPC Pharmaceutical Group Ltd.	4,643,440	$4,769,563
Dali Foods Group Co. Ltd.(b)	949,500	390,845
Daqin Railway Co. Ltd., Class A	485,300	423,990
Daqo New Energy Corp., ADR(a)(c)	29,540	1,299,465
DaShenLin Pharmaceutical Group Co. Ltd., Class A	26,500	131,416
DHC Software Co. Ltd., Class A	147,700	124,388
Dong-E-E-Jiao Co. Ltd., Class A	21,100	107,984
Dongfang Electric Corp. Ltd., Class A	126,888	402,104
Dongfeng Motor Group Co. Ltd., Class H	1,266,000	572,744
Dongxing Securities Co. Ltd., Class A	169,698	179,908
Dongyue Group Ltd.	876,000	760,264
East Money Information Co. Ltd., Class A	422,012	899,923
Ecovacs Robotics Co. Ltd., Class A	21,100	168,472
ENN Energy Holdings Ltd.	401,100	3,987,754
Eve Energy Co. Ltd., Class A	63,316	718,767
Everbright Securities Co. Ltd., Class A	127,693	245,048
Fangda Carbon New Material Co. Ltd., Class A(c)	171,175	140,358
Far East Horizon Ltd.	844,000	651,762
Fiberhome Telecommunication Technologies Co. Ltd., Class A	63,399	119,401
First Capital Securities Co. Ltd., Class A	189,900	144,085
Flat Glass Group Co. Ltd., Class A(c)	63,300	295,940
Flat Glass Group Co. Ltd., Class H	211,000	494,923
Focus Media Information Technology Co. Ltd., Class A	486,440	297,764
Foshan Haitian Flavouring & Food Co. Ltd., Class A	118,744	968,116
Fosun International Ltd.	1,266,000	773,655
Founder Securities Co. Ltd., Class A	358,842	310,013
Foxconn Industrial Internet Co. Ltd., Class A	295,400	330,679
Fujian Sunner Development Co. Ltd., Class A	42,200	126,324
Fuyao Glass Industry Group Co. Ltd., Class A	42,299	192,814
Fuyao Glass Industry Group Co. Ltd., Class H(b)	337,600	1,209,859
Ganfeng Lithium Co. Ltd., Class H(b)	179,120	1,211,499
Ganfeng Lithium Group Co. Ltd., Class A	63,657	685,586
GCL System Integration Technology Co. Ltd., Class A(c)	316,500	141,151
GDS Holdings Ltd., Class A(c)	465,440	519,501
Geely Automobile Holdings Ltd.	2,956,000	3,181,192
Gemdale Corp., Class A	147,746	158,195
Genscript Biotech Corp.(c)	782,000	1,977,154
GF Securities Co. Ltd., Class A	253,400	471,967
GF Securities Co. Ltd., Class H	422,000	429,346
Giant Network Group Co. Ltd., Class A	84,419	89,235
GigaDevice Semiconductor Inc., Class A	21,235	238,744
GoerTek Inc., Class A	105,797	312,422
Gotion High-tech Co. Ltd., Class A	63,300	260,348
Great Wall Motor Co. Ltd., Class A	63,500	252,507
Great Wall Motor Co. Ltd., Class H	1,582,500	1,728,726
Gree Electric Appliances Inc. of Zhuhai, Class A	84,400	330,632
Greentown China Holdings Ltd.	422,000	402,618
Greentown Service Group Co. Ltd.	844,000	345,323
GRG Banking Equipment Co. Ltd., Class A	126,660	162,693
Guangdong Haid Group Co. Ltd., Class A	63,399	499,343
Guangdong Investment Ltd.	1,266,000	798,183
Guangdong Kinlong Hardware Products Co. Ltd., Class A	18,700	202,356
Guanghui Energy Co. Ltd., Class A	275,400	386,055
Guangzhou Automobile Group Co. Ltd., Class A	147,700	228,406
Guangzhou Automobile Group Co. Ltd., Class H	1,688,397	1,028,911
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	63,300	232,584

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Guangzhou Haige Communications Group Inc. Co., Class A	147,711	$170,443
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	22,798	234,224
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	22,158	196,536
Guangzhou Tinci Materials Technology Co. Ltd., Class A	84,400	489,196
Guosen Securities Co. Ltd., Class A	274,300	323,002
Guotai Junan Securities Co. Ltd., Class A	316,500	571,755
Guoyuan Securities Co. Ltd., Class A	211,030	179,841
H World Group Ltd., ADR	94,739	2,565,532
Haidilao International Holding Ltd.(a)(b)(c)	633,000	939,898
Haier Smart Home Co. Ltd., Class A	253,200	718,871
Haier Smart Home Co. Ltd., Class H	1,055,400	2,641,651
Haitian International Holdings Ltd.	425,000	850,917
Haitong Securities Co. Ltd., Class A	506,400	583,399
Haitong Securities Co. Ltd., Class H	932,800	455,979
Hangzhou First Applied Material Co. Ltd., Class A	63,274	556,819
Hangzhou Robam Appliances Co. Ltd., Class A	42,383	118,483
Hangzhou Silan Microelectronics Co. Ltd., Class A	42,200	181,127
Hangzhou Tigermed Consulting Co. Ltd., Class A	22,190	252,249
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	42,400	287,958
Hansoh Pharmaceutical Group Co. Ltd.(b)	758,000	1,171,782
Henan Shuanghui Investment & Development Co. Ltd., Class A	105,598	328,103
Hengan International Group Co. Ltd.	316,500	1,227,149
Hengli Petrochemical Co. Ltd., Class A	190,199	398,685
Hengyi Petrochemical Co. Ltd., Class A	189,900	173,740
Hesteel Co. Ltd., Class A	675,200	199,590
Hithink RoyalFlush Information Network Co. Ltd., Class A	21,188	246,412
Hongfa Technology Co. Ltd., Class A	31,340	146,968
Hopson Development Holdings Ltd.(a)	397,808	319,274
Hoshine Silicon Industry Co. Ltd., Class A	22,400	291,821
Hua Hong Semiconductor Ltd.(a)(b)(c)	211,000	494,254
Huadian Power International Corp. Ltd., Class A	337,600	250,576
Huadong Medicine Co. Ltd., Class A	63,387	354,765
Hualan Biological Engineering Inc., Class A	58,880	142,514
Huaneng Power International Inc., Class A(c)	422,000	385,809
Huaneng Power International Inc., Class H(a)(c)	1,692,000	605,437
Huatai Securities Co. Ltd., Class A	274,300	448,250
Huatai Securities Co. Ltd., Class H(b)	677,400	663,349
Huaxi Securities Co. Ltd., Class A	168,800	169,338
Huaxia Bank Co. Ltd., Class A	590,899	386,160
Huaxin Cement Co. Ltd., Class A	63,300	115,810
Huayu Automotive Systems Co. Ltd., Class A	105,700	241,694
Huizhou Desay Sv Automotive Co. Ltd., Class A	21,100	298,105
Hundsun Technologies Inc., Class A	56,735	323,209
Hutchmed China Ltd., ADR(a)(c)	41,567	367,452
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	175,200	758,782
Iflytek Co. Ltd., Class A	85,200	407,891
Imeik Technology Development Co. Ltd., Class A	8,200	471,167
Industrial & Commercial Bank of China Ltd., Class A	1,920,100	1,087,245
Industrial & Commercial Bank of China Ltd., Class H	27,641,350	12,000,916
Industrial Bank Co. Ltd., Class A	717,425	1,472,135
Industrial Securities Co. Ltd., Class A(c)	389,386	290,234
Ingenic Semiconductor Co. Ltd., Class A	22,400	207,448
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,519,296	364,882
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	338,100	179,302
Security	Shares	Value

China (continued)
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	211,091	$727,593
Inner Mongolia Yitai Coal Co. Ltd., Class B	591,125	836,443
Innovent Biologics Inc.(b)(c)	527,500	1,867,698
Inspur Electronic Information Industry Co. Ltd., Class A	63,348	198,906
iQIYI Inc., ADR(a)(c)	165,635	334,583
JA Solar Technology Co. Ltd., Class A	84,480	721,624
Jafron Biomedical Co. Ltd., Class A	21,420	92,595
Jason Furniture Hangzhou Co. Ltd., Class A	28,780	118,742
JD Health International Inc.(b)(c)	548,600	3,009,664
JD.com Inc., Class A	1,065,582	19,404,792
Jiangsu Eastern Shenghong Co. Ltd., Class A	147,700	247,793
Jiangsu Expressway Co. Ltd., Class H	846,000	596,719
Jiangsu Hengli Hydraulic Co. Ltd., Class A	42,265	317,882
Jiangsu Hengrui Medicine Co. Ltd., Class A	211,410	1,160,789
Jiangsu King’s Luck Brewery JSC Ltd., Class A	42,200	215,241
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	42,200	752,790
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	63,300	280,734
Jiangsu Zhongtian Technology Co. Ltd., Class A	105,700	316,999
Jiangxi Copper Co. Ltd., Class A	84,400	177,434
Jiangxi Copper Co. Ltd., Class H	633,000	691,718
Jiangxi Zhengbang Technology Co. Ltd., Class A(c)	126,600	60,412
Jinke Properties Group Co. Ltd., Class A(c)	189,900	45,999
Jinxin Fertility Group Ltd.(b)	738,500	364,041
Jiumaojiu International Holdings Ltd.(b)	422,000	663,240
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	105,500	168,119
Jointown Pharmaceutical Group Co. Ltd., Class A	84,400	144,745
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	42,286	156,585
JOYY Inc., ADR	27,864	703,009
Juewei Food Co. Ltd., Class A	21,100	136,175
Kanzhun Ltd., ADR(a)(c)	90,308	987,066
KE Holdings Inc., ADR(a)(c)	330,215	3,361,589
Kingboard Holdings Ltd.	316,500	781,330
Kingboard Laminates Holdings Ltd.	422,000	337,127
Kingdee International Software Group Co. Ltd.(a)(c)	1,266,000	2,074,481
Kingsoft Corp. Ltd.	464,600	1,406,875
Kuaishou Technology(b)(c)	865,100	3,572,739
Kunlun Energy Co. Ltd.	2,116,000	1,264,669
Kweichow Moutai Co. Ltd., Class A	38,072	7,019,814
LB Group Co. Ltd., Class A	84,400	177,215
Legend Biotech Corp., ADR(a)(c)	23,421	1,166,834
Lenovo Group Ltd.	3,798,000	3,035,391
Lens Technology Co. Ltd., Class A	168,886	229,897
Lepu Medical Technology Beijing Co. Ltd., Class A	63,300	218,315
Li Auto Inc., ADR(a)(c)	271,768	3,701,480
Li Ning Co. Ltd.	1,166,000	6,031,623
Lingyi iTech Guangdong Co., Class A(c)	316,500	204,204
Livzon Pharmaceutical Group Inc., Class A	42,201	203,123
Longfor Group Holdings Ltd.(b)	949,500	1,209,838
LONGi Green Energy Technology Co. Ltd., Class A	237,328	1,559,140
Lufax Holding Ltd., ADR	347,939	553,223
Luxshare Precision Industry Co. Ltd., Class A	211,230	817,544
Luzhou Laojiao Co. Ltd., Class A	42,200	900,482
Mango Excellent Media Co. Ltd., Class A	64,050	192,085
Maxscend Microelectronics Co. Ltd., Class A	26,764	336,959
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(c)	147,787	86,061
Meituan, Class B(b)(c)	2,173,300	34,795,695

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Metallurgical Corp. of China Ltd., Class A	738,508	$290,428
Microport Scientific Corp.(a)(c)	337,600	713,245
Ming Yuan Cloud Group Holdings Ltd.(a)	211,000	97,183
Minth Group Ltd.	422,000	832,126
MMG Ltd.(c)	1,688,000	332,851
Montage Technology Co. Ltd., Class A	42,200	325,378
Muyuan Foods Co. Ltd., Class A	169,036	1,083,251
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	56,001	124,397
Nanjing Securities Co. Ltd., Class A	168,800	182,603
NARI Technology Co. Ltd., Class A	231,756	774,289
NAURA Technology Group Co. Ltd., Class A	21,100	762,060
NavInfo Co. Ltd., Class A	84,400	136,587
NetEase Inc.	1,033,970	11,472,152
New China Life Insurance Co. Ltd., Class A	84,499	270,234
New China Life Insurance Co. Ltd., Class H	379,800	603,151
New Hope Liuhe Co. Ltd., Class A(c)	147,772	260,578
New Oriental Education & Technology Group Inc.(c)	780,780	1,828,313
Nine Dragons Paper Holdings Ltd.	844,000	500,211
Ninestar Corp., Class A	63,800	498,227
Ningbo Joyson Electronic Corp., Class A(c)	42,200	88,348
Ningbo Tuopu Group Co. Ltd., Class A	44,800	395,993
Ningxia Baofeng Energy Group Co. Ltd., Class A	211,000	330,128
NIO Inc., ADR(a)(c)	676,044	6,537,346
Nongfu Spring Co. Ltd., Class H(b)	886,600	4,453,287
Offshore Oil Engineering Co. Ltd., Class A	148,500	95,111
OFILM Group Co. Ltd., Class A(c)	126,623	80,908
Oppein Home Group Inc., Class A	21,100	234,449
Orient Overseas International Ltd.	80,500	1,176,358
Orient Securities Co. Ltd., Class A	285,313	302,747
Ovctek China Inc., Class A	21,180	85,782
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(c)	379,800	234,443
People’s Insurance Co. Group of China Ltd. (The), Class H	4,431,000	1,224,550
Perfect World Co. Ltd., Class A	84,489	131,108
PetroChina Co. Ltd., Class A	654,100	426,298
PetroChina Co. Ltd., Class H	10,550,000	4,035,660
Pharmaron Beijing Co. Ltd., Class A	34,000	240,299
Pharmaron Beijing Co. Ltd., Class H(b)	98,200	331,112
PICC Property & Casualty Co. Ltd., Class H	3,377,814	3,115,395
Pinduoduo Inc., ADR(c)	250,668	13,744,126
Ping An Bank Co. Ltd., Class A	612,138	864,403
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	232,100	429,296
Ping An Insurance Group Co. of China Ltd., Class A	379,899	1,876,339
Ping An Insurance Group Co. of China Ltd., Class H	3,059,500	12,248,373
Poly Developments and Holdings Group Co. Ltd., Class A	379,895	718,048
Pop Mart International Group Ltd.(a)(b)	253,200	328,262
Postal Savings Bank of China Co. Ltd., Class A	844,000	446,705
Postal Savings Bank of China Co. Ltd., Class H(a)(b)	4,011,000	1,860,143
Power Construction Corp. of China Ltd., Class A	485,300	466,495
Qinghai Salt Lake Industry Co. Ltd., Class A(c)	234,300	688,281
RLX Technology Inc., ADR(a)(c)	245,182	306,478
Rongsheng Petrochemical Co. Ltd., Class A	337,668	493,524
SAIC Motor Corp. Ltd., Class A	274,398	515,275
Sangfor Technologies Inc., Class A	21,100	362,276
Sany Heavy Equipment International Holdings Co. Ltd.	633,000	519,090
Sany Heavy Industry Co. Ltd., Class A	274,399	506,518
Satellite Chemical Co. Ltd., Class A	132,991	225,127
Security	Shares	Value

China (continued)
SDIC Power Holdings Co. Ltd., Class A	295,400	$406,503
Sealand Securities Co. Ltd., Class A	295,410	131,041
Seazen Group Ltd.(c)	844,000	135,574
Seazen Holdings Co. Ltd., Class A(c)	63,324	114,025
SF Holding Co. Ltd., Class A	147,795	973,844
Shaanxi Coal Industry Co. Ltd., Class A	337,699	913,032
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	84,400	221,047
Shandong Gold Mining Co. Ltd., Class A	168,880	399,496
Shandong Gold Mining Co. Ltd., Class H(a)(b)	316,500	503,052
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	84,420	301,692
Shandong Linglong Tyre Co. Ltd., Class A	42,400	94,852
Shandong Nanshan Aluminum Co. Ltd., Class A	485,300	204,241
Shandong Sun Paper Industry JSC Ltd., Class A	105,500	151,135
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,266,800	1,745,378
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	46,768	194,693
Shanghai Baosight Software Co. Ltd., Class A	57,664	334,000
Shanghai Baosight Software Co. Ltd., Class B	295,403	890,992
Shanghai Construction Group Co. Ltd., Class A	400,900	140,515
Shanghai Electric Group Co. Ltd., Class A(c)	527,500	279,602
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	84,400	378,611
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	211,000	532,827
Shanghai International Airport Co. Ltd., Class A(c)	42,200	307,174
Shanghai International Port Group Co. Ltd., Class A	379,800	267,964
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	590,875	439,289
Shanghai M&G Stationery Inc., Class A	42,200	232,275
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	105,500	253,195
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	316,500	428,940
Shanghai Pudong Development Bank Co. Ltd., Class A	928,495	841,851
Shanghai Putailai New Energy Technology Co. Ltd., Class A	44,800	305,049
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	126,600	108,337
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	105,671	162,162
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	126,600	290,183
Shanxi Meijin Energy Co. Ltd., Class A	147,700	176,507
Shanxi Securities Co. Ltd., Class A	189,940	133,742
Shanxi Taigang Stainless Steel Co. Ltd., Class A	233,200	126,056
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	42,280	1,341,563
Shengyi Technology Co. Ltd., Class A	105,500	199,768
Shennan Circuits Co. Ltd., Class A	21,120	216,362
Shenwan Hongyuan Group Co. Ltd., Class A	865,197	459,156
Shenzhen Energy Group Co. Ltd., Class A	211,086	164,279
Shenzhen Inovance Technology Co. Ltd., Class A	84,400	769,209
Shenzhen International Holdings Ltd.	527,500	354,829
Shenzhen Kangtai Biological Products Co. Ltd., Class A	36,700	155,830
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	42,475	1,888,788
Shenzhen Overseas Chinese Town Co. Ltd., Class A	295,400	169,705
Shenzhen Transsion Holding Co. Ltd., Class A	25,195	214,223
Shenzhou International Group Holdings Ltd.	400,900	2,783,448
Shimao Group Holdings Ltd.(d)	834,000	118,025
Sichuan Chuantou Energy Co. Ltd., Class A	168,800	254,350
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	84,400	285,413

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sichuan Swellfun Co. Ltd., Class A	21,100	$163,226
Sino Biopharmaceutical Ltd.	4,853,250	2,354,969
Sinolink Securities Co. Ltd., Class A	126,600	136,460
Sinopec Shanghai Petrochemical Co. Ltd., Class A	189,900	79,397
Sinopharm Group Co. Ltd., Class H	675,200	1,280,930
Sinotruk Hong Kong Ltd.	317,500	283,050
Smoore International Holdings Ltd.(b)	844,000	898,435
Songcheng Performance Development Co. Ltd., Class A	116,620	183,245
SooChow Securities Co. Ltd., Class A	198,857	177,817
Southwest Securities Co. Ltd., Class A	422,000	213,215
Sunac China Holdings Ltd.(a)(c)(d)	1,668,000	209,823
Sungrow Power Supply Co. Ltd., Class A	42,200	754,214
Sunny Optical Technology Group Co. Ltd.	358,900	3,110,226
Sunwoda Electronic Co. Ltd., Class A	64,999	206,180
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	84,400	290,706
TAL Education Group, ADR(c)	218,015	1,026,851
TBEA Co. Ltd., Class A	147,797	412,009
TCL Technology Group Corp., Class A	527,500	281,842
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	107,199	578,140
Tencent Holdings Ltd.	3,084,700	81,055,962
Tencent Music Entertainment Group, ADR(c)	343,640	1,240,540
Thunder Software Technology Co. Ltd., Class A	21,100	284,314
Tianma Microelectronics Co. Ltd., Class A	168,889	203,811
Tianqi Lithium Corp., Class A(c)	42,600	553,467
Tianshui Huatian Technology Co. Ltd., Class A	169,000	203,060
Tingyi Cayman Islands Holding Corp.(a)	846,000	1,322,381
Toly Bread Co. Ltd., Class A	63,365	97,430
Tongcheng Travel Holdings Ltd.(a)(c)	675,200	1,053,939
Tongkun Group Co. Ltd., Class A	86,096	142,502
Tongling Nonferrous Metals Group Co. Ltd., Class A	500,900	172,500
Tongwei Co. Ltd., Class A	147,700	878,520
Topchoice Medical Corp., Class A(c)	12,200	204,431
Topsports International Holdings Ltd.(b)	844,000	425,576
Transfar Zhilian Co. Ltd., Class A	170,496	114,987
TravelSky Technology Ltd., Class H	424,000	616,552
Trina Solar Co. Ltd.	75,596	686,294
Trip.com Group Ltd., ADR(a)(c)	267,970	6,064,161
Tsingtao Brewery Co. Ltd., Class A	21,100	235,663
Tsingtao Brewery Co. Ltd., Class H	380,000	2,660,414
Unigroup Guoxin Microelectronics Co. Ltd., Class A	30,099	674,675
Uni-President China Holdings Ltd.	635,000	468,960
Unisplendour Corp. Ltd., Class A	105,520	246,967
Vinda International Holdings Ltd.	211,000	395,709
Vipshop Holdings Ltd., ADR(a)(c)	221,761	1,545,674
Walvax Biotechnology Co. Ltd., Class A	42,200	221,744
Wanhua Chemical Group Co. Ltd., Class A	107,199	1,176,895
Want Want China Holdings Ltd.	2,534,000	1,664,546
Weibo Corp., ADR(a)(c)	30,384	343,947
Weichai Power Co. Ltd., Class A	211,000	261,978
Weichai Power Co. Ltd., Class H	1,055,600	1,011,098
Wens Foodstuffs Group Co. Ltd., Class A(c)	211,098	516,119
Western Securities Co. Ltd., Class A	253,299	206,432
Wharf Holdings Ltd. (The)	655,000	1,875,589
Will Semiconductor Co. Ltd. Shanghai, Class A	29,710	297,867
Wingtech Technology Co. Ltd., Class A	42,200	275,346
Winning Health Technology Group Co. Ltd., Class A	89,338	118,170
Wuchan Zhongda Group Co. Ltd., Class A	211,099	120,128
Wuhan Guide Infrared Co. Ltd., Class A	189,985	301,503
Security	Shares	Value

China (continued)
Wuliangye Yibin Co. Ltd., Class A	126,699	$2,310,060
WUS Printed Circuit Kunshan Co. Ltd., Class A	84,450	125,226
WuXi AppTec Co. Ltd., Class A	86,764	904,501
WuXi AppTec Co. Ltd., Class H(b)	168,874	1,355,422
Wuxi Biologics Cayman Inc., New(b)(c)	1,794,500	8,074,608
XCMG Construction Machinery Co. Ltd., Class A	344,098	217,353
Xiamen C & D Inc., Class A	168,800	276,246
Xiaomi Corp., Class B(b)(c)	7,511,600	8,436,071
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	211,413	301,637
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	418,258	362,424
Xinyi Solar Holdings Ltd.	2,532,000	2,513,764
XPeng Inc., ADR(a)(c)	209,101	1,384,249
Xtep International Holdings Ltd.(a)	633,000	580,191
Yadea Group Holdings Ltd.(b)	422,000	644,343
Yankuang Energy Group Co. Ltd., Class A	63,300	350,212
Yankuang Energy Group Co. Ltd., Class H	844,000	2,372,919
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	42,301	173,532
Yealink Network Technology Corp. Ltd., Class A	37,548	353,504
Yifeng Pharmacy Chain Co. Ltd., Class A	42,286	323,745
Yihai International Holding Ltd.	211,000	347,715
Yihai Kerry Arawana Holdings Co. Ltd., Class A	42,200	220,539
Yintai Gold Co. Ltd., Class A	189,921	372,030
Yonyou Network Technology Co. Ltd., Class A	105,790	353,558
YTO Express Group Co. Ltd., Class A	105,500	271,558
Yuexiu Property Co. Ltd.(a)	704,600	601,274
Yum China Holdings Inc.(a)	210,367	8,698,675
Yunda Holding Co. Ltd., Class A	105,520	190,068
Yunnan Baiyao Group Co. Ltd., Class A	64,075	476,807
Yunnan Energy New Material Co. Ltd., Class A	29,000	585,051
Zai Lab Ltd., ADR(a)(c)	42,622	949,618
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	21,202	659,253
Zhaojin Mining Industry Co. Ltd., Class H(c)	633,000	521,552
Zhejiang Century Huatong Group Co. Ltd., Class A(c)	274,372	138,500
Zhejiang Chint Electrics Co. Ltd., Class A	84,400	292,912
Zhejiang Dahua Technology Co. Ltd., Class A	126,600	199,909
Zhejiang Dingli Machinery Co. Ltd., Class A	13,447	82,511
Zhejiang Expressway Co. Ltd., Class H	846,000	524,867
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	63,325	172,663
Zhejiang Huayou Cobalt Co. Ltd., Class A	57,800	429,989
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	44,800	436,196
Zhejiang NHU Co. Ltd., Class A	126,812	309,615
Zhejiang Supor Co. Ltd., Class A	22,799	124,506
Zhejiang Weixing New Building Materials Co. Ltd., Class A	64,996	154,363
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	21,100	135,245
Zheshang Securities Co. Ltd., Class A	147,700	205,186
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	358,700	668,648
Zhongji Innolight Co. Ltd., Class A	42,299	168,971
Zhongsheng Group Holdings Ltd.	316,500	1,201,215
Zhuzhou CRRC Times Electric Co. Ltd.	295,400	1,281,593
Zijin Mining Group Co. Ltd., Class A	590,800	639,361
Zijin Mining Group Co. Ltd., Class H(a)	2,954,000	2,817,638
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	338,137	246,907
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	506,800	163,327

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
ZTE Corp., Class A	126,600	$383,666
ZTE Corp., Class H	337,600	602,226
ZTO Express Cayman Inc., ADR	209,945	3,545,971
		742,608,859
Hong Kong — 6.9%
AIA Group Ltd.	5,992,400	45,391,173
BOC Hong Kong Holdings Ltd.	1,900,000	5,903,881
Budweiser Brewing Co. APAC Ltd.(b)	801,800	1,687,567
Chow Tai Fook Jewellery Group Ltd.(a)	1,012,800	1,733,990
CK Asset Holdings Ltd.	949,632	5,250,103
CK Hutchison Holdings Ltd.	1,266,132	6,302,589
CK Infrastructure Holdings Ltd.	316,500	1,503,603
CLP Holdings Ltd.	844,000	5,664,761
ESR Group Ltd.(b)	1,013,200	1,727,862
Futu Holdings Ltd., ADR(a)(c)	29,540	1,000,224
Galaxy Entertainment Group Ltd.(a)	1,055,000	4,819,925
Hang Lung Properties Ltd.	1,055,000	1,327,151
Hang Seng Bank Ltd.	379,800	5,346,740
Henderson Land Development Co. Ltd.	633,166	1,550,155
HK Electric Investments & HK Electric Investments Ltd., Class SS	1,477,000	939,096
HKT Trust & HKT Ltd., Class SS	1,901,640	2,150,648
Hong Kong & China Gas Co. Ltd.	5,697,763	4,391,659
Hong Kong Exchanges & Clearing Ltd.	621,653	16,500,907
Hongkong Land Holdings Ltd.(a)	569,700	2,193,279
Jardine Matheson Holdings Ltd.	84,400	3,888,139
Link REIT	1,055,000	6,235,696
MTR Corp. Ltd.	739,500	3,253,940
New World Development Co. Ltd.	633,166	1,295,125
Power Assets Holdings Ltd.	738,500	3,531,173
Sands China Ltd.(c)	1,181,600	2,065,702
Sino Land Co. Ltd.(a)	1,689,200	1,803,754
SITC International Holdings Co. Ltd.	633,000	1,036,725
Sun Hung Kai Properties Ltd.	738,500	7,936,155
Swire Pacific Ltd., Class A(a)	211,000	1,399,671
Swire Properties Ltd.	548,600	1,054,362
Techtronic Industries Co. Ltd.	689,500	6,528,715
WH Group Ltd.(b)	4,009,000	2,024,589
Wharf Real Estate Investment Co. Ltd.	844,000	3,325,410
Xinyi Glass Holdings Ltd.	844,000	1,084,671
		161,849,140
India — 19.2%
ACC Ltd.	26,151	756,104
Adani Enterprises Ltd.	141,159	5,713,176
Adani Green Energy Ltd.(c)	156,984	3,991,438
Adani Ports & Special Economic Zone Ltd.	236,953	2,359,388
Adani Power Ltd.(c)	381,636	1,547,272
Adani Total Gas Ltd.	138,205	6,014,787
Adani Transmission Ltd.(c)	138,416	5,605,213
Ambuja Cements Ltd.	309,326	1,993,264
Apollo Hospitals Enterprise Ltd.	50,218	2,742,097
Asian Paints Ltd.	193,487	7,283,441
AU Small Finance Bank Ltd.(b)	78,393	558,438
Aurobindo Pharma Ltd.	113,518	738,009
Avenue Supermarts Ltd.(b)(c)	81,661	4,265,050
Axis Bank Ltd.	1,197,246	13,129,571
Bajaj Auto Ltd.	33,971	1,508,405
Bajaj Finance Ltd.	135,251	11,691,097
Bajaj Finserv Ltd.	195,012	3,979,406
Security	Shares	Value

India (continued)
Balkrishna Industries Ltd.	42,411	$1,006,787
Bandhan Bank Ltd.(b)(c)	353,424	1,020,609
Berger Paints India Ltd.	130,187	923,136
Bharat Electronics Ltd.	1,867,313	2,409,803
Bharat Forge Ltd.	125,123	1,262,310
Bharat Petroleum Corp. Ltd.	408,496	1,499,698
Bharti Airtel Ltd.	1,087,705	10,938,820
Biocon Ltd.	189,112	616,988
Britannia Industries Ltd.	52,117	2,373,053
Cholamandalam Investment and Finance Co. Ltd.	212,899	1,826,154
Cipla Ltd.	239,274	3,375,904
Coal India Ltd.	718,877	2,134,035
Colgate-Palmolive India Ltd.	51,484	1,015,919
Container Corp. of India Ltd.	130,820	1,262,565
Dabur India Ltd.	291,602	1,955,085
Divi’s Laboratories Ltd.	64,988	2,834,794
DLF Ltd.	305,106	1,422,091
Dr. Reddy’s Laboratories Ltd.	56,759	3,055,152
Eicher Motors Ltd.	66,465	3,096,833
GAIL India Ltd.	1,148,583	1,266,092
Godrej Consumer Products Ltd.(c)	188,634	1,891,028
Godrej Properties Ltd.(c)	62,245	949,797
Grasim Industries Ltd.	133,141	2,775,293
Havells India Ltd.	127,482	1,875,688
HCL Technologies Ltd.	536,573	6,754,715
HDFC Life Insurance Co. Ltd.(b)	452,173	2,955,016
Hero MotoCorp Ltd.	53,594	1,734,744
Hindalco Industries Ltd.	681,108	3,336,799
Hindustan Petroleum Corp. Ltd.	321,142	830,412
Hindustan Unilever Ltd.	408,285	12,597,069
Housing Development Finance Corp. Ltd.	852,862	25,499,516
ICICI Bank Ltd.	2,567,870	28,234,628
ICICI Lombard General Insurance Co. Ltd.(b)	111,394	1,575,343
ICICI Prudential Life Insurance Co. Ltd.(b)	172,965	1,062,216
Indian Oil Corp. Ltd.	1,344,492	1,108,859
Indian Railway Catering & Tourism Corp. Ltd.	124,970	1,121,191
Indraprastha Gas Ltd.	149,446	774,399
Indus Towers Ltd.	335,912	753,565
Info Edge India Ltd.	35,448	1,679,819
Infosys Ltd.	1,668,799	31,103,173
InterGlobe Aviation Ltd.(b)(c)	48,741	1,051,810
ITC Ltd.	1,440,286	6,072,722
Jindal Steel & Power Ltd.	204,037	1,133,788
JSW Steel Ltd.	360,388	2,936,321
Jubilant Foodworks Ltd.	188,845	1,393,094
Kotak Mahindra Bank Ltd.	273,878	6,306,065
Larsen & Toubro Infotech Ltd.(b)	26,375	1,510,976
Larsen & Toubro Ltd.	339,499	8,311,991
Lupin Ltd.	98,537	832,345
Mahindra & Mahindra Ltd.	438,247	7,152,642
Marico Ltd.	245,393	1,556,814
Maruti Suzuki India Ltd.	60,135	6,932,983
Mindtree Ltd.	33,127	1,362,328
Mphasis Ltd.	43,255	1,034,104
MRF Ltd.	1,055	1,157,267
Muthoot Finance Ltd.	64,566	814,711
Nestle India Ltd.	16,036	3,948,863
NTPC Ltd.	1,966,309	4,116,123
Oil & Natural Gas Corp. Ltd.	1,249,964	2,019,167
Page Industries Ltd.	2,954	1,777,097

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Petronet LNG Ltd.	367,140	$912,047
PI Industries Ltd.	40,512	1,586,980
Pidilite Industries Ltd.	79,577	2,488,509
Piramal Pharma Ltd., NVS(c)	230,880	459,933
Power Grid Corp. of India Ltd.	1,557,391	4,296,959
Reliance Industries Ltd.	1,510,127	46,597,625
Samvardhana Motherson International Ltd.	948,234	739,200
SBI Cards & Payment Services Ltd.	112,041	1,119,579
SBI Life Insurance Co. Ltd.(b)	218,807	3,353,061
Shree Cement Ltd.	5,277	1,451,089
Shriram Transport Finance Co. Ltd.	95,161	1,415,202
Siemens Ltd.	36,503	1,291,459
SRF Ltd.	76,424	2,365,280
State Bank of India	882,613	6,129,336
Sun Pharmaceutical Industries Ltd.	474,750	5,833,136
Tata Consultancy Services Ltd.	452,173	17,450,292
Tata Consumer Products Ltd.	286,116	2,664,373
Tata Elxsi Ltd.	17,091	1,444,635
Tata Motors Ltd.(c)	826,698	4,139,146
Tata Power Co. Ltd. (The)	736,652	2,013,890
Tata Steel Ltd.	3,642,493	4,467,564
Tech Mahindra Ltd.	288,437	3,709,556
Titan Co. Ltd.	176,818	5,900,073
Torrent Pharmaceuticals Ltd.	49,339	984,465
Trent Ltd.	96,216	1,777,149
UltraTech Cement Ltd.	50,218	4,079,623
United Spirits Ltd.(c)	144,535	1,565,841
UPL Ltd.	271,346	2,395,475
Vedanta Ltd.	388,873	1,317,721
Wipro Ltd.	673,723	3,152,654
Yes Bank Ltd.(c)	5,624,205	1,057,463
Zomato Ltd.(c)	1,175,761	896,780
		448,262,560
Indonesia — 2.7%
Adaro Energy Indonesia Tbk PT	7,511,600	1,916,349
Adaro Minerals Indonesia Tbk PT(c)	4,642,000	514,824
Aneka Tambang Tbk	4,304,400	509,504
Astra International Tbk PT	10,128,000	4,328,004
Bank Central Asia Tbk PT	27,071,300	15,302,793
Bank Jago Tbk PT(c)	2,067,800	676,995
Bank Mandiri Persero Tbk PT	9,262,902	6,257,582
Bank Negara Indonesia Persero Tbk PT	3,798,615	2,290,311
Bank Rakyat Indonesia Persero Tbk PT	33,633,467	10,033,976
Barito Pacific Tbk PT	15,044,300	795,942
Charoen Pokphand Indonesia Tbk PT	3,587,000	1,281,474
Gudang Garam Tbk PT	147,700	228,214
Indah Kiat Pulp & Paper Tbk PT	1,435,200	883,161
Indofood CBP Sukses Makmur Tbk PT	1,012,800	632,166
Indofood Sukses Makmur Tbk PT	2,025,600	838,121
Kalbe Farma Tbk PT	10,676,600	1,404,039
Merdeka Copper Gold Tbk PT(c)	6,330,177	1,532,766
Sarana Menara Nusantara Tbk PT	12,090,300	894,977
Semen Indonesia Persero Tbk PT	1,498,100	764,196
Sumber Alfaria Trijaya Tbk PT	8,714,300	1,574,679
Telkom Indonesia Persero Tbk PT	24,265,000	6,814,845
Tower Bersama Infrastructure Tbk PT	2,996,200	473,145
Unilever Indonesia Tbk PT	3,692,500	1,098,535
United Tractors Tbk PT	822,943	1,702,287
Security	Shares	Value

Indonesia (continued)
Vale Indonesia Tbk PT(c)	1,561,400	$652,181
		63,401,066
Malaysia — 1.9%
AMMB Holdings Bhd	907,300	785,077
Axiata Group Bhd	1,477,000	888,872
CIMB Group Holdings Bhd	3,333,800	3,894,289
Dialog Group Bhd	1,899,062	827,605
DiGi.Com Bhd	1,477,000	1,184,722
Genting Bhd	1,012,800	951,750
Genting Malaysia Bhd	1,582,500	918,034
HAP Seng Consolidated Bhd	337,600	459,607
Hartalega Holdings Bhd	801,800	366,050
Hong Leong Bank Bhd	274,300	1,229,559
Hong Leong Financial Group Bhd	147,700	596,725
IHH Healthcare Bhd	865,100	1,088,952
Inari Amertron Bhd	1,899,000	1,002,286
IOI Corp. Bhd	1,139,400	983,295
Kuala Lumpur Kepong Bhd	232,100	1,062,639
Malayan Banking Bhd	2,321,800	4,217,675
Malaysia Airports Holdings Bhd(c)	379,800	480,206
Maxis Bhd(a)	1,118,300	910,291
MISC Bhd	654,100	1,000,949
MR DIY Group M Bhd(b)	1,173,400	501,656
Nestle Malaysia Bhd	43,600	1,226,481
Petronas Chemicals Group Bhd	1,203,500	2,218,803
Petronas Dagangan Bhd	147,700	677,271
Petronas Gas Bhd	380,000	1,374,365
PPB Group Bhd	316,520	1,117,669
Press Metal Aluminium Holdings Bhd	1,793,500	1,650,987
Public Bank Bhd(a)	7,770,050	7,348,129
QL Resources Bhd	611,900	662,633
RHB Bank Bhd	844,045	1,022,131
Sime Darby Bhd	1,477,000	703,278
Sime Darby Plantation Bhd	991,700	923,291
Telekom Malaysia Bhd	590,800	694,847
Tenaga Nasional Bhd	1,033,900	1,841,191
Top Glove Corp. Bhd(a)	2,553,100	429,727
		45,241,042
Philippines — 0.9%
Aboitiz Equity Ventures Inc.	949,550	933,241
ACEN Corp.	4,687,004	509,638
Ayala Corp.	113,948	1,322,344
Ayala Land Inc.	3,418,200	1,516,961
Bank of the Philippine Islands	664,656	1,105,365
BDO Unibank Inc.	1,023,570	2,262,484
Converge Information and Communications Technology Solutions Inc.(c)	1,329,300	284,707
Globe Telecom Inc.	14,795	596,467
GT Capital Holdings Inc.	50,645	362,113
International Container Terminal Services Inc.	533,830	1,600,245
JG Summit Holdings Inc.	1,553,945	1,163,243
Jollibee Foods Corp.	234,210	939,492
Manila Electric Co.	118,160	616,073
Metro Pacific Investments Corp.	7,807,200	493,086
Metropolitan Bank & Trust Co.	1,001,060	898,733
Monde Nissin Corp.(b)	3,207,200	650,166
PLDT Inc.	41,145	1,160,286
SM Investments Corp.	109,800	1,564,909
SM Prime Holdings Inc.	5,296,125	2,892,336

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines (continued)
Universal Robina Corp.	451,540	$955,273
		21,827,162
Singapore — 4.1%
CapitaLand Ascendas REIT	1,645,814	3,045,070
CapitaLand Integrated Commercial Trust	2,616,447	3,472,428
Capitaland Investment Ltd/Singapore	1,308,200	2,782,076
City Developments Ltd.	232,100	1,251,393
DBS Group Holdings Ltd.	886,200	21,425,039
Genting Singapore Ltd.(a)	2,890,700	1,643,860
Grab Holdings Ltd., Class A(a)(c)	630,890	1,640,314
Keppel Corp. Ltd.	759,600	3,738,765
Mapletree Logistics Trust(a)	1,582,561	1,698,514
Mapletree Pan Asia Commercial Trust	1,139,400	1,278,645
Oversea-Chinese Banking Corp. Ltd.(a)	1,666,975	14,309,451
Sea Ltd., ADR(a)(c)	179,139	8,899,626
Singapore Airlines Ltd.(c)	654,500	2,427,741
Singapore Exchange Ltd.(a)	494,000	2,937,634
Singapore Technologies Engineering Ltd.(a)	802,200	1,870,197
Singapore Telecommunications Ltd.(a)	4,094,200	7,208,840
United Overseas Bank Ltd.	591,000	11,594,702
UOL Group Ltd.	211,000	921,603
Venture Corp. Ltd.	126,600	1,424,674
Wilmar International Ltd.	928,400	2,543,400
		96,113,972
South Korea — 13.3%
Alteogen Inc.(c)	19,749	507,073
Amorepacific Corp.	13,926	904,163
AMOREPACIFIC Group	13,293	230,156
BGF retail Co. Ltd.(a)	3,798	496,672
Celltrion Healthcare Co. Ltd.	42,200	2,053,180
Celltrion Inc.	49,163	6,608,428
Celltrion Pharm Inc.(c)	8,705	412,947
Cheil Worldwide Inc.	38,402	658,029
CJ CheilJedang Corp.	4,220	1,225,242
CJ Corp.	7,807	392,920
CJ ENM Co. Ltd.	5,275	271,233
CJ Logistics Corp.(c)	4,220	259,887
Coway Co. Ltd.	28,067	1,088,323
DB Insurance Co. Ltd.	24,054	949,313
Doosan Bobcat Inc.	27,219	638,801
Doosan Enerbility Co. Ltd.(c)	201,927	1,873,555
Ecopro BM Co. Ltd.	25,742	2,073,361
E-MART Inc.	9,706	575,397
F&F Co. Ltd./New.	9,073	924,430
Green Cross Corp.	2,954	263,848
GS Engineering & Construction Corp.	32,072	487,326
GS Holdings Corp.	25,531	823,516
Hana Financial Group Inc.	146,012	4,221,407
Hankook Tire & Technology Co. Ltd.	38,402	983,638
Hanmi Pharm Co. Ltd.	3,587	636,389
Hanon Systems(a)	91,363	499,235
Hanwha Solutions Corp.(c)	65,290	2,157,746
HD Hyundai Co. Ltd.	26,164	1,116,922
HLB Inc.(a)(c)	48,530	1,375,856
HMM Co. Ltd.(a)	134,437	1,798,355
Hotel Shilla Co. Ltd.(a)	16,247	739,843
HYBE Co. Ltd.(c)	8,651	732,286
Hyundai Engineering & Construction Co. Ltd.	38,402	938,827
Hyundai Glovis Co. Ltd.	9,284	1,131,601
Security	Shares	Value

South Korea (continued)
Hyundai Heavy Industries Co. Ltd.(c)	9,495	$725,331
Hyundai Mobis Co. Ltd.	29,962	4,595,552
Hyundai Motor Co.	69,630	8,024,054
Hyundai Steel Co.	44,533	876,312
Iljin Materials Co. Ltd.	13,504	573,007
Industrial Bank of Korea	128,710	943,265
Kakao Corp.	155,507	5,516,574
Kakao Games Corp.(c)	20,045	554,454
KakaoBank Corp.(c)	57,181	684,471
Kangwon Land Inc.(c)	49,796	802,879
KB Financial Group Inc.	194,331	6,539,057
Kia Corp.	130,820	6,079,308
Korea Aerospace Industries Ltd.	37,980	1,261,337
Korea Electric Power Corp.(c)	127,022	1,489,523
Korea Investment Holdings Co. Ltd.	21,319	740,063
Korea Shipbuilding & Offshore Engineering Co. Ltd.(c)	20,049	1,021,324
Korea Zinc Co. Ltd.	4,431	1,987,093
Korean Air Lines Co. Ltd.(c)	85,244	1,380,444
Krafton Inc.(c)	12,027	1,493,937
KT&G Corp.	50,218	3,372,717
Kumho Petrochemical Co. Ltd.	9,284	851,105
L&F Co. Ltd.(c)	11,605	1,828,823
LG Chem Ltd.	24,476	10,741,012
LG Corp.	45,365	2,518,347
LG Display Co. Ltd.	115,027	1,026,535
LG Electronics Inc.	52,750	3,013,092
LG Energy Solution(c)	11,183	4,137,925
LG H&H Co. Ltd.	4,431	1,583,111
LG Innotek Co. Ltd.	7,174	1,488,348
LG Uplus Corp.	111,619	896,332
Lotte Chemical Corp.	8,653	896,610
Lotte Shopping Co. Ltd.	5,486	335,887
Meritz Financial Group Inc.	19,623	298,248
Meritz Fire & Marine Insurance Co. Ltd.	18,990	418,505
Meritz Securities Co. Ltd.	151,920	393,940
Mirae Asset Securities Co. Ltd.	136,728	608,648
NAVER Corp.	65,199	7,733,790
NCSoft Corp.	8,018	2,190,352
Netmarble Corp.(b)	9,917	309,915
NH Investment & Securities Co. Ltd.	63,511	399,336
Orion Corp./Republic of Korea	11,816	840,850
Pan Ocean Co. Ltd.	140,737	423,804
Pearl Abyss Corp.(a)(c)	15,405	448,526
POSCO Chemical Co. Ltd.	13,926	1,944,471
POSCO Holdings Inc.	39,035	6,803,439
S-1 Corp.	8,229	360,153
Samsung Biologics Co. Ltd.(a)(b)(c)	9,073	5,575,696
Samsung C&T Corp.	41,567	3,450,542
Samsung Electro-Mechanics Co. Ltd.	27,657	2,342,313
Samsung Electronics Co. Ltd.	2,362,356	98,320,840
Samsung Engineering Co. Ltd.(c)	82,300	1,374,846
Samsung Fire & Marine Insurance Co. Ltd.	14,559	2,041,890
Samsung Heavy Industries Co. Ltd.(a)(c)	313,124	1,130,413
Samsung Life Insurance Co. Ltd.	35,870	1,695,135
Samsung SDI Co. Ltd.	27,430	14,151,549
Samsung SDS Co. Ltd.	16,884	1,479,190
Samsung Securities Co. Ltd.	31,439	699,480
SD Biosensor Inc.	19,623	405,970
Seegene Inc.(a)	20,678	415,703
Shinhan Financial Group Co. Ltd.	224,504	5,706,117

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
SK Biopharmaceuticals Co. Ltd.(c)	17,935	$730,185
SK Bioscience Co. Ltd.(a)(c)	11,394	602,705
SK Chemicals Co. Ltd.(a)	5,910	366,141
SK Hynix Inc.	269,869	15,623,124
SK IE Technology Co. Ltd.(a)(b)(c)	12,027	437,701
SK Inc.	18,568	2,782,390
SK Innovation Co. Ltd.(c)	27,430	3,321,450
SK Square Co. Ltd.(c)	44,099	1,140,224
SKC Co. Ltd.	10,972	794,712
S-Oil Corp.	22,366	1,356,152
Woori Financial Group Inc.	265,721	2,192,729
Yuhan Corp.	27,451	1,150,989
		310,489,897
Taiwan — 15.9%
Accton Technology Corp.	266,000	2,000,281
Acer Inc.	1,266,830	866,816
Advantech Co. Ltd.	211,413	1,915,325
Airtac International Group	87,109	1,993,352
ASE Technology Holding Co. Ltd.	1,477,110	3,647,204
Asia Cement Corp.	1,055,448	1,220,398
ASMedia Technology Inc.	20,000	359,049
Asustek Computer Inc.	414,100	3,027,595
AUO Corp.	3,209,264	1,674,869
Catcher Technology Co. Ltd.	425,000	2,232,551
Cathay Financial Holding Co. Ltd.	3,798,357	4,445,245
Chailease Holding Co. Ltd.	722,107	3,330,853
Chang Hwa Commercial Bank Ltd.	2,110,442	1,086,055
Cheng Shin Rubber Industry Co. Ltd.	844,303	844,715
China Airlines Ltd.	1,477,000	773,179
China Development Financial Holding Corp.	7,596,763	2,764,277
China Steel Corp.	5,697,484	4,742,702
Chunghwa Telecom Co. Ltd.	1,899,110	6,547,971
Compal Electronics Inc.	1,901,000	1,243,384
CTBC Financial Holding Co. Ltd.	8,440,456	5,332,147
Delta Electronics Inc.	1,055,000	8,394,437
E Ink Holdings Inc.	422,000	2,681,460
E.Sun Financial Holding Co. Ltd.	6,133,036	4,407,592
Eclat Textile Co. Ltd.	134,208	1,761,173
eMemory Technology Inc.	41,000	1,359,538
Eva Airways Corp.	1,266,000	914,207
Evergreen Marine Corp. Taiwan Ltd.	540,376	2,298,922
Far Eastern New Century Corp.	1,266,040	1,261,871
Far EasTone Telecommunications Co. Ltd.	633,000	1,387,916
Feng TAY Enterprise Co. Ltd.	211,340	1,049,573
First Financial Holding Co. Ltd.	5,011,591	3,844,406
Formosa Chemicals & Fibre Corp.	1,688,740	3,640,038
Formosa Petrochemical Corp.	422,000	1,085,767
Formosa Plastics Corp.	2,110,400	5,437,257
Fubon Financial Holding Co. Ltd.	3,552,163	5,610,761
Giant Manufacturing Co. Ltd.	211,000	1,342,752
Globalwafers Co. Ltd.	116,000	1,285,736
Hon Hai Precision Industry Co. Ltd.	6,119,516	19,436,051
Hotai Motor Co. Ltd.	190,000	3,437,561
Hua Nan Financial Holdings Co. Ltd.	4,165,466	2,717,425
Innolux Corp.	4,392,852	1,610,998
Inventec Corp.	1,266,460	957,762
Largan Precision Co. Ltd.	61,000	3,489,929
Lite-On Technology Corp.	1,055,371	2,089,876
MediaTek Inc.	771,391	14,061,065
Mega Financial Holding Co. Ltd.	5,427,097	5,027,921
Security	Shares	Value

Taiwan (continued)
Micro-Star International Co. Ltd.	211,000	$714,700
momo.com Inc	42,000	626,625
Nan Ya Plastics Corp.	2,321,000	4,917,827
Nan Ya Printed Circuit Board Corp.	137,000	893,818
Nanya Technology Corp.	422,000	711,420
Nien Made Enterprise Co. Ltd.	68,000	524,310
Novatek Microelectronics Corp.	361,000	2,689,718
Parade Technologies Ltd.	49,000	922,767
Pegatron Corp.	844,000	1,542,898
Pou Chen Corp.	844,000	712,512
Powerchip Semiconductor Manufacturing Corp.	1,477,000	1,406,029
President Chain Store Corp.	356,000	2,960,137
Quanta Computer Inc.	1,266,000	2,681,523
Realtek Semiconductor Corp.	211,642	1,668,428
Ruentex Development Co. Ltd.	827,776	1,016,103
Shanghai Commercial & Savings Bank Ltd. (The)	1,690,088	2,432,550
Shin Kong Financial Holding Co. Ltd.	5,910,143	1,465,254
Silergy Corp.	168,000	1,937,324
SinoPac Financial Holdings Co. Ltd.	4,853,494	2,421,674
Synnex Technology International Corp.	633,950	1,032,141
Taishin Financial Holding Co. Ltd.	5,064,433	2,078,407
Taiwan Cement Corp.	2,792,464	2,618,448
Taiwan Cooperative Financial Holding Co. Ltd.	5,022,521	3,891,513
Taiwan High Speed Rail Corp.	844,000	735,265
Taiwan Mobile Co. Ltd.	844,000	2,488,606
Taiwan Semiconductor Manufacturing Co. Ltd.	12,238,670	147,135,777
Unimicron Technology Corp.	633,000	2,432,220
Uni-President Enterprises Corp.	2,323,694	4,718,863
United Microelectronics Corp.	5,697,000	6,850,421
Vanguard International Semiconductor Corp.	424,000	870,544
Voltronic Power Technology Corp.	39,000	1,581,221
Walsin Lihwa Corp.	1,374,272	1,520,180
Wan Hai Lines Ltd.	283,875	594,284
Win Semiconductors Corp.	213,000	803,673
Winbond Electronics Corp.	1,266,000	763,092
Wiwynn Corp.	55,000	1,232,094
WPG Holdings Ltd.	635,100	864,724
Yageo Corp.	168,113	1,905,897
Yang Ming Marine Transport Corp.	872,000	1,623,341
Yuanta Financial Holding Co. Ltd.	4,583,890	2,798,957
Zhen Ding Technology Holding Ltd.	211,097	691,832
		372,117,079
Thailand — 2.6%
Advanced Info Service PCL, NVDR	570,800	2,868,279
Airports of Thailand PCL, NVDR(a)(c)	2,088,900	4,063,508
Asset World Corp. PCL, NVDR	4,536,500	728,506
B Grimm Power PCL, NVDR(a)	443,100	392,935
Bangkok Commercial Asset Management PCL, NVDR(a)	970,600	390,141
Bangkok Dusit Medical Services PCL, NVDR	4,979,600	3,864,909
Bangkok Expressway & Metro PCL, NVDR	3,776,900	933,166
Berli Jucker PCL, NVDR	611,900	549,450
BTS Group Holdings PCL, NVDR	4,048,900	882,704
Bumrungrad Hospital PCL, NVDR	274,300	1,635,108
Carabao Group PCL, NVDR(a)	147,700	350,709
Central Pattana PCL, NVDR(a)	1,012,800	1,832,381
Central Retail Corp. PCL, NVDR	928,474	1,024,655
Charoen Pokphand Foods PCL, NVDR	1,877,900	1,248,549
CP ALL PCL, NVDR	2,891,700	4,561,142
Delta Electronics Thailand PCL, NVDR	168,800	2,581,046
Electricity Generating PCL, NVDR	126,600	567,595

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Energy Absolute PCL, NVDR	844,000	$2,148,597
Global Power Synergy PCL, NVDR	359,800	586,399
Gulf Energy Development PCL, NVDR	1,498,300	1,991,267
Home Product Center PCL, NVDR	2,954,043	1,135,177
Indorama Ventures PCL, NVDR	907,300	1,005,424
Intouch Holdings PCL, NVDR	570,025	1,079,110
JMT Network Services PCL, NVDR	400,900	686,096
Kasikornbank PCL, NVDR	295,600	1,137,385
Krung Thai Bank PCL, NVDR	1,498,175	690,346
Krungthai Card PCL, NVDR(a)	464,200	696,435
Land & Houses PCL, NVDR	3,439,300	831,227
Minor International PCL, NVDR(c)	1,624,720	1,206,894
Muangthai Capital PCL, NVDR	379,800	362,410
Osotspa PCL, NVDR	696,300	485,441
PTT Exploration & Production PCL, NVDR	696,384	3,329,594
PTT Global Chemical PCL, NVDR	1,118,376	1,281,333
PTT Oil & Retail Business PCL, NVDR	1,582,500	1,003,327
PTT Public Company Ltd., NVDR	4,916,300	4,652,623
Ratch Group PCL, NVDR	337,600	363,427
SCB X PCL, NVS	464,200	1,296,951
SCG Packaging PCL, NVDR	654,100	894,575
Siam Cement PCL (The), NVDR	380,000	3,236,190
Srisawad Corp. PCL, NVDR	400,900	432,806
Thai Oil PCL, NVDR	590,800	849,515
Thai Union Group PCL, NVDR	1,540,300	728,986
True Corp. PCL, NVDR(a)	5,591,590	729,751
		61,316,069
Total Common Stocks — 99.2%
(Cost: $2,654,908,661)		2,323,226,846

Preferred Stocks

South Korea — 0.8%
Hyundai Motor Co.
Preference Shares, NVS	10,761	591,521
Series 2, Preference Shares, NVS	17,091	956,156
LG Chem Ltd., Preference Shares, NVS	4,220	855,317
LG H&H Co. Ltd., Preference Shares, NVS	844	166,014
Samsung Electronics Co. Ltd., Preference Shares, NVS	407,230	15,218,955
		17,787,963
Total Preferred Stocks — 0.8%
(Cost: $6,690,775)		17,787,963

Security	Shares	Value

Rights

South Korea — 0.0%
HLB Inc., (Expires 12/09/22, Strike Price KRW 25,200.00)(a)(c)	4,345	$29,893

Switzerland — 0.0%
Kangmei Pharmaceutical Co. Ltd.	41,477	—

Thailand — 0.0%
Thai Union Group PCL NVDR , (Expires 11/30/22 )(c)	43,676	—

Total Rights — 0.0%
(Cost: $—)		29,893
Total Long-Term Investments — 100.0%
(Cost: $2,661,599,436)		2,341,044,702

Short-Term Securities

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(e)(f)(g)	72,167,802	72,153,369
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(e)(f)	3,520,000	3,520,000

Total Short-Term Securities — 3.2%
(Cost: $75,664,355)		75,673,369

Total Investments — 103.2%
(Cost: $2,737,263,791)		2,416,718,071

Liabilities in Excess of Other Assets — (3.2)%		(74,237,076)

Net Assets — 100.0%		$2,342,480,995

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$71,779,106	$389,248	(a)	$—		$(7,398)	$(7,587)	$72,153,369	72,167,802	$152,883	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,400,000	—		(1,880,000	)(a)	—	—	3,520,000	3,520,000	51,555		—
						$(7,398)	$(7,587)	$75,673,369		$204,438		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	6	12/16/22	$107	$(20,001)
MSCI Emerging Markets Index	20	12/16/22	853	(21,968)
				$(41,969)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$83,362,474	$2,239,327,019	$537,353	$2,323,226,846
Preferred Stocks	—	17,787,963	—	17,787,963
Rights	—	29,893	—	29,893
Money Market Funds	75,673,369	—	—	75,673,369
	$159,035,843	$2,257,144,875	$537,353	$2,416,718,071
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(21,968)	$(20,001)	$—	$(41,969)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust